Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other reserves [abstract]
Share premium account	$ 518	$ 518	$ 518
Foreign currency translation reserve	42	40	41
Employee share awards reserve	196	214	293
Hedging reserve	58	153	210
Financial assets reserve	16	10	11
Share buy-back reserve	177	177	177
Non-controlling interest contribution reserve	1,283	1,288	1,288
Total reserves	$ 2,290	$ 2,400	$ 2,538